Short Term And Long Term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short Term And Long Term Investments [Abstract]
Marketable securities	$ 358,131	$ 553,672
Short term bank deposits	$ 8	$ 2